CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales	1,261.5	1,228.6	1,223.5
Operating expenses
Cost of sales, excluding depreciation and amortization	1,173.7	1,113.6	1,037.6
Depreciation and amortization	112.4	119.3	146.6
Selling, general and administrative	40.3	43.4	44.8
Restructuring (note 19)	5.9	25.3	17.9
Impairment and other closure costs (note 5)	823.6	294.5	17.4
Costs and Expenses, Total	2,155.9	1,596.1	1,264.3
Operating earnings (loss)	(894.4)	(367.5)	(40.8)
Interest expense, net (note 20)	(73.4)	(72.0)	(69.3)
Gain on cancellation of long-term debt (note 13)		0.6	30.7
Foreign exchange gain (loss) on long-term debt	(9.7)	27.6	75.3
Other expense, net (note 21)	(6.5)	(3.2)	(29.1)
Earnings (loss) before income taxes	(984.0)	(414.5)	(33.2)
Income tax recovery (note 16)	(7.4)	(16.3)	(27.6)
Net earnings (loss)	(976.6)	(398.2)	(5.6)
Net (earnings) loss attributable to non-controlling interest (note 6)	2.6	1.3	1.2
Net earnings (loss) attributable to the company	(974.0)	(396.9)	(4.4)
Basic and diluted net earnings (loss) per share attributable to the company's common shareholders (note 22) (in dollars)	(2.55)	(1.04)	(0.01)
Weighted average number of the company's common shares outstanding (in millions)	381.9	381.8	381.8